Supplement Dated October 9, 2009

To

Prospectuses Dated May 1, 2003 for

Elements Access

Issued By

Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

We have been advised by Van Eck Worldwide Insurance Trust that they will be liquidating and dissolving the Van Eck Worldwide Real Estate Fund (the “Fund”) effective December 8, 2009 (the “Liquidation Date”).  Enclosed with this Supplement is a Fund supplement that describes the Plan of Liquidation.

Sub-Account Closing Before Date of Liquidation.  Effective December 7, 2009, you will no longer be permitted to allocate purchase payments or transfer contract value (including transfers resulting from automatic allocations under the portfolio rebalancing or dollar cost averaging programs) to the Sub-Account that invests in the Fund (the “Van Eck Worldwide Real Estate Sub-Account”).  We will process instructions received or automatic allocations occurring at or after 3:00 P.M. Central Standard Time on December 4, 2009 but before the date of liquidation as follows:

•                  If we receive instructions to allocate purchase payments to the Van Eck Worldwide Real Estate Sub-Account, we will contact you to request new allocation instructions.  If we cannot reach you, we will return the purchase payment to you and request that you resubmit the payment with new allocation instructions.

•                  If we receive instructions to transfer contract value to the Van Eck Worldwide Real Estate Sub-Account, we will [consider your request to not be in good order and we will not process it.  In such cases, we will contact you for further instructions.

If you have scheduled an automatic allocation to the Van Eck Worldwide Real Estate Sub-Account pursuant to the portfolio rebalancing or dollar cost averaging programs to occur on December 7, 2009, we will allocate such amounts to the Oppenheimer Money Fund (the “Money Market Sub-Account”).

Contract Value on the Date of Liquidation.  If you have contract value allocated to the Van Eck Worldwide Real Estate Sub-Account as of 3:00 P.M. Central Standard Time on December 7, 2009, we will transfer that contract value to the Sub-Account that invests in the Money Market Sub-Account.  We will confirm this transfer in a statement we send to you following the transaction.  Any requests we receive at or after 3:00 P.M. Central Standard Time on December 7, 2009 for allocations of future purchase payments, transfers of contract value, portfolio rebalancing or dollar cost averaging to the Van Eck Worldwide Real Estate Sub-Account will be redirected to the Money Market Sub-Account.

Transfer Rights.  Under your contract, you are permitted to transfer contract value among the following investment options:

Goldman Sachs Capital Growth Fund, Institutional Class	This Fund seeks long-term growth of capital.
Goldman Sachs Growth and Income Fund, Institutional Class	This Fund seeks long-term growth of capital and growth of income.
Goldman Sachs Strategic International Equity Fund, Institutional Class	This Fund seeks long-term growth of capital.
Goldman Sachs Structured Small Cap Equity Fund, Institutional Class	This Fund seeks long-term growth of capital.
Goldman Sachs Structured U.S. Equity Fund, Institutional Class	This Fund seeks long-term growth of capital and dividend income.
Lord Abbett America’s Value Portfolio	The Fund’s investment objective is to seek current income and capital appreciation.
Lord Abbett Bond-Debenture Portfolio	The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Growth and Income Portfolio	The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Growth Opportunities Portfolio	The Fund’s investment objective is capital appreciation.
Lord Abbett Mid-Cap Value Portfolio	The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
MFS Emerging Growth Series-SS	This Fund’s investment objective is to seek capital appreciation.
MFS Investors Growth Stock Series-SS	This Fund’s investment objective is to seek capital appreciation.
MFS Investors Trust Series-SS	This Fund’s investment objective is to seek capital appreciation.
MFS New Discovery Series-SS	This Fund’s investment objective is to seek capital appreciation.
MFS Research Series-SS	This Fund’s investment objective is to seek capital appreciation.
MFS Total Return Series-SS	This Fund’s investment objective is to seek total return.
MFS Utilities Series-SS	This Fund’s investment objective is to seek total return.
Oppenheimer Capital Appreciation Fund/VA-SS	This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.
Oppenheimer Global Securities Fund/VA-SS	This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer High Income Fund/VA-SS

This Fund seeks a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities; that the fund’s manager believes does not involve undue risk.

Oppenheimer Main Street Fund/VA-SS	This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
Oppenheimer MidCap Fund/VA-SS	This Fund seeks capital appreciation by investing in securities of “growth type” companies.
Oppenheimer Money Fund/VA

This Fund seeks maximum current income from investments in “money market” securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Oppenheimer Strategic Bond Fund/VA-SS	This Fund seeks a high level of current income principally derived from interest on debt securities.
Van Kampen’s UIF Equity and Income Portfolio Class II	Seeks both capital appreciation and current income.
Van Kampen Mid-Cap Growth Portfolio Class II	Seeks capital growth.
Van Kampen Comstock Portfolio Class II	Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Van Kampen Government Portfolio Class II	Seeks to provide investors with high current return consistent with preservation of capital.
Van Kampen Growth and Income Portfolio Class II	Seeks long-term growth of capital and income.
Van Kampen Strategic Growth Portfolio Class II	Seeks capital growth.

Based on when you purchased your contract and the funds in which you are already invested, other investment options may be available to you.  Please contact your financial advisor for more information.

If you would like another copy of the current prospectus for any of these funds, including the Oppenheimer Money Fund, please call us at 800-456-6330.

You may request a transfer of your contract value from the Van Eck Worldwide Real Estate Sub-Account to any of the above investment options and change your Van Eck Worldwide Real Estate Sub-Account allocation and rebalancing instructions by completing the enclosed transfer request form and:

•                  Faxing the transfer request form enclosed with this Supplement or any other request provided in good order to 205-268-6479

•                  Sending the transfer request form enclosed in good order to:

Protective Life Insurance Company

P.O. Box 1928

Birmingham, Alabama  35282-8238

If you have telephone authorization established, you can call us at 1-800-456-6330 with your instructions.  You also may visit us on line at www.protective.com/piocs to effect a transfer.  We will confirm any transfer in a statement we send to you following the transaction.

We currently do not impose any restrictions or assess any fees, charges, or penalties on transfers you make under your contract, although we reserve the right to do so.  However, we will not impose any transfer fee on any transfers from the Van Eck Worldwide Real Estate Sub-Account to any other investment options(s) (including any transfer we make to the Money Market Sub-Account on the Liquidation Date) from the date of this supplement until at least 60 days after the Liquidation Date, nor will we count any transfer out of the Van Eck Worldwide Real Estate Sub-Account from the date of this Supplement until at least 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any period.

If you have any questions, please contact your financial representative or call us at 800-456-6330.